Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income for the year	R$ 927,697	R$ 402,944	R$ 1,132,320
Items that are subsequently reclassified to profit or loss:
Fair value adjustments of financial instruments of subsidiaries, net	(313,271)	(51,319)	(213,937)
Fair value adjustments of financial instruments of joint ventures, net	190	(978)	(2,329)
Cumulative translation adjustments and hedge of net investments in foreign operations, net	129,169	36,570	12,796
Items that are not subsequently reclassified to profit or loss:
Actuarial gain (losses) of post-employment benefits of subsidiaries, net	(17,762)	(29,996)	(5,282)
Actuarial gain (losses) of post-employment benefits of joint ventures, net	875	(6,791)	(1,375)
Total comprehensive income for the year	726,898	350,430	922,193
Total comprehensive income for the period attributable to shareholders of the Company	703,879	327,768	944,404
Total comprehensive income for the period attributable to non-controlling interest in subsidiaries	R$ 23,019	R$ 22,662	R$ (22,211)